FAIR VALUE MEASUREMENT (Details) - Short-term Investments - Fair value recurring - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Short-term investments	¥ 2,764,368	¥ 812,225	¥ 884,996
Significant other observable inputs (Level 2)
FAIR VALUE MEASUREMENT
Short-term investments	¥ 2,764,368	¥ 812,225	¥ 884,996